NET EARNINGS PER SHARE (EPS) (Tables)	12 Months Ended
Jun. 30, 2014
NET EARNINGS PER SHARE (EPS) [Abstract]
Schedule of Weighted Average Number of Shares Outstanding
	2014	2013	2012
Basic	129,558	131,075	130,852
Dilutive effect of stock options and other	2,184	1,894	1,458
Diluted	131,742	132,969	132,310